Common Shares	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Common Shares	Common Shares
A. Issued and Outstanding
TransAlta is authorized to issue an unlimited number of voting common shares without nominal or par value.

As at Dec. 31	2023		2022
	Common shares (millions)	Amount	Common shares (millions)	Amount
Issued and outstanding, beginning of period	268.1	2,863	271.0	2,901
Purchased and cancelled under the NCIB	(7.5)	(80)	(4.3)	(46)
Share-based payment plans	0.8	6	0.9	5
Stock options exercised	0.7	5	0.5	3
Issued for acquisition of TransAlta Renewables(1) (Note 4)	46.5	510	—	—
Issued and outstanding, end of year, prior to ASPP	308.6	3,304	268.1	2,863
Provision for repurchase of common shares under ASPP	(1.7)	(19)	—	—
Issued and outstanding, end of year	306.9	3,285	268.1	2,863
(1)Net of $4 million of transaction costs.
B. Normal Course Issuer Bid ("NCIB") Program
The effects of the Company's purchase and cancellation of common shares during the period are as follows:

For the year ended Dec. 31	2023	2022
Total shares purchased(1)	7,537,500	4,342,300
Average purchase price per share	11.49	12.48
Total cost (millions)	87	54
Book value of shares cancelled	80	46
Amount recorded in deficit	(7)	(8)
(1)At Dec. 31, 2023, includes 181,800 (2022 - 164,300) shares that were repurchased but were not cancelled due to timing differences between the transaction date and settlement date. As a result, $2 million (2022 - $2 million) was paid subsequent to the year end.
2023
On May 26, 2023, the Toronto Stock Exchange (“TSX”) accepted the notice filed by the Company to renew its normal course issuer bid for a portion of its common shares. Pursuant to the NCIB, TransAlta may repurchase up to a maximum of 14 million common shares, representing approximately 7.29 per cent of its public float of common shares as at May 17, 2023. Any common shares purchased under the NCIB are cancelled. The period during which TransAlta is authorized to make purchases under the NCIB commenced on May 31, 2023, and ends on May 30, 2024.
On Dec. 19, 2023, the Company entered into an Automatic Share Purchase Plan ("ASPP") which permits an independent broker to repurchase shares under the NCIB during the first quarter blackout period through to the end of the ASPP. The Company has recognized a provision of $19 million for the repurchase of common shares under the ASPP within accounts payables and accrued liabilities as at Dec. 31, 2023, as a estimate of the maximum number of shares that could be repurchased during the blackout period.
Shares purchased by the Company under the NCIB are recognized as a reduction to share capital equal to the average carrying value of the common shares. Any difference between the aggregate purchase price and the average carrying value of the common shares is recorded in deficit.
2022
On May 24, 2022, the TSX accepted the notice filed by the Company to renew its normal course issuer bid for a portion of its common shares. Pursuant to the NCIB, TransAlta may repurchase up to a maximum of 14 million common shares, representing approximately 7.16 per cent of its public float of common shares as at May 17, 2022.
C. Shareholder Rights Plan
The Company initially adopted the Shareholder Rights Plan in 1992, which was amended and restated on April 28, 2022. As required, the Shareholder Rights Plan must be put before the Company’s shareholders every three years for approval. It was last approved on April 28, 2022, and will need to be approved at the annual meeting of shareholders in 2025. The primary objective of the Shareholder Rights Plan is to encourage a potential acquirer to meet certain minimum standards designed to promote the fair and equal treatment of all common shareholders. When an acquiring shareholder acquires 20 per cent or more of the Company’s common shares, except in limited circumstances including by way of a “permitted bid” or a "competing permitted bid" (as defined in the Shareholder Rights Plan), the rights granted under the Shareholder Rights Plan become exercisable by all shareholders except those held by the acquiring shareholder. Each right will entitle a shareholder, other than the acquiring shareholder, to purchase additional common shares at a significant discount to market, thus exposing the person acquiring 20 per cent or more of the shares to substantial dilution of their holdings.
D. Earnings per Share

Year ended Dec. 31	2023	2022	2021
Net earnings (loss) attributable to common shareholders	644	4	(576)
Basic and diluted weighted average number of common shares outstanding (millions)	276	271	271
Net earnings (loss) per share attributable to common shareholders, basic and diluted	2.33	0.01	(2.13)
E. Dividends
On Nov. 21, 2023, the Company declared a quarterly dividend of $0.06 per common share, payable on April 1, 2024.
There have been no transactions involving common shares between the reporting date and the date of completion of these Consolidated Financial Statements.
Preferred Shares
A. Issued and Outstanding
All preferred shares issued and outstanding are non-voting cumulative redeemable fixed or floating rate first preferred shares.

As at Dec. 31	2023		2022
Series(1)	Number of shares (millions)	Amount	Number of shares (millions)	Amount
Series A	9.6	235	9.6	235
Series B	2.4	58	2.4	58
Series C	10.0	243	10.0	243
Series D	1.0	26	1.0	26
Series E	9.0	219	9.0	219
Series G	6.6	161	6.6	161
Issued and outstanding, end of period	38.6	942	38.6	942
(1)The Series I Preferred Shares are accounted for as long-term debt. Refer to Note 25.
I. Series C Cumulative Redeemable Rate Reset Preferred Shares Conversion
On June 30, 2022, the Company converted 1,044,299 of its 11.0 million Cumulative Redeemable Rate Reset First Preferred Shares, Series C (“Series C Shares”), on a one-for-one basis, into Cumulative Redeemable Floating Rate First Preferred Shares, Series D (“Series D Shares”).
The Series C Shares pay fixed cumulative preferential cash dividends on a quarterly basis, for the five-year period from and including June 30, 2022, to but excluding June 30, 2027, if, as and when declared by the Board. The annual fixed dividend rate is 5.854 per cent, being equal to the five-year Government of Canada bond yield of 2.754 per cent determined as of May 31, 2022, plus 3.10 per cent, in accordance with the terms of the Series C Shares.
The Series D Shares pay quarterly floating rate cumulative preferential cash dividends for the five-year period from and including June 30, 2022, to but excluding June 30, 2027, if, as and when declared by the Board. The quarterly dividend rate for the Series D Shares is established each quarter, and is equal to the annual rate for the auction of 90-day Government of Canada Treasury Bills, plus 3.10 per cent, in accordance with the terms of the Series D Shares.
II. Series E Cumulative Fixed Redeemable Rate Reset Preferred Shares Conversion
On Sept. 21, 2022, the Company announced that, after taking into account all election notices received for the conversion of the Cumulative Redeemable Rate Reset Preferred Shares, Series E (the "Series E shares") into Cumulative Redeemable Floating Rate Preferred Shares Series F (the "Series F Shares"), there were 89,945 Series E Shares tendered for conversion, which was less than the one million shares required to give effect to conversions into Series F Shares. Therefore, none of the Series E Shares were converted into Series F Shares.
As a result, the Series E Shares will be entitled to receive quarterly fixed cumulative preferential cash dividends, if, as and when declared by the Board. The annual dividend rate for the Series E Shares for the five-year period from and including Sept. 30, 2022, to but excluding Sept. 30, 2027, will be 6.894 per cent, which is equal to the five-year Government of Canada bond yield of 3.244 per cent, determined as of Aug. 31, 2022, plus 3.65 per cent, in accordance with the terms of the Series E Shares.
Preferred Share Series Information
The holders are entitled to receive cumulative fixed quarterly cash dividends at specified rates, as approved by the Board. After an initial period of approximately five years from issuance and every five years thereafter (“Rate Reset Date”), the fixed rate resets to the sum of the then five-year Government of Canada bond yield (the fixed rate “Benchmark”) plus a specified spread. Upon each Rate Reset Date, the shares are also:
•Redeemable at the option of the Company, in whole or in part, for $25.00 per share, plus all declared and unpaid dividends at the time of redemption.
•Convertible at the holder’s option into a specified series of non-voting cumulative redeemable floating rate first preferred shares that pay cumulative floating rate quarterly cash dividends, as approved by the Board, based on the sum of the then Government of Canada 90-day Treasury Bill rate (the floating rate “Benchmark”) plus a specified spread. The cumulative floating rate first preferred shares are also redeemable at the option of the Company and convertible back into each original cumulative fixed rate first preferred share series, at each subsequent Rate Reset Date, on the same terms as noted above.
Characteristics specific to each first preferred share series as at Dec. 31, 2023, are as follows:

Series(1)	Rate during term	Annual dividend rate per share ($)(2)	Next conversion date	Rate spread over benchmark (per cent)	Convertible to Series
A	Fixed	0.71924	March 31, 2026	2.03	B
B	Floating	1.718910	March 31, 2026	2.03	A
C	Fixed	1.46352	June 30, 2027	3.10	D
D	Floating	1.98695	June 30, 2027	3.10	C
E	Fixed	1.72352	Sept. 30, 2027	3.65	F
G	Fixed	1.24700	Sept. 30, 2024	3.80	H
(1)The Series I Preferred Shares are accounted for as long-term debt. Refer to Note 25.
(2)The annual dividend rate per share represents dividends declared in 2023.
B. Dividends
The following table summarizes the preferred share dividends declared in 2023 and 2022:

	Total dividends declared
Series	2023(1)	2022(1)
A	7	7
B(2)	4	3
C	15	14
D(3)	2	1
E	15	13
G	8	8
Total for the year	51	46
(1)No dividends were declared in the first quarter of the year as the quarterly dividend related to the period covering the first quarter was declared in December of the prior year.
(2)Series B Preferred Shares pay quarterly dividends at a floating rate based on the 90-day Government of Canada Treasury Bill rate, plus 2.03 per cent.
(3)Series D Preferred Shares pay quarterly dividends at a floating rate based on the 90-day Government of Canada Treasury Bill rate, plus 3.10 per cent.
On Dec. 11, 2023, the Company declared a quarterly dividend of $0.17981 per share on the Series A preferred shares, $0.43958 per share on the Series B preferred shares, $0.36588 per share on the Series C preferred shares, $0.50609 per share on the Series D preferred shares, $0.43088 per share on the Series E preferred shares and $0.31175 per share on the Series G preferred shares, payable on March 31, 2024.
TransAlta’s capital is comprised of the following:

As at Dec. 31	2023	2022	Increase/ (decrease)
Long-term debt(1)	3,466	3,653	(187)
Exchangeable securities	744	739	5
Bank overdraft	3	16	(13)
Equity
Common shares	3,285	2,863	422
Preferred shares	942	942	—
Contributed surplus	41	41	—
Deficit	(2,567)	(2,514)	(53)
Accumulated other comprehensive income (loss)	(164)	(222)	58
Non-controlling interests	127	879	(752)
Less: available cash and cash equivalents(2)	(348)	(1,134)	786
Less: principal portion of restricted cash on TransAlta OCP bonds(3)	(17)	(17)	—
Less: fair value liability (asset) of hedging instruments on long-term debt(4)	5	(3)	8
Total capital	5,517	5,243	274
(1)Includes lease liabilities, amounts outstanding under credit facilities, tax equity liabilities and current portion of long-term debt.
(2)The Company includes available cash and cash equivalents, as a reduction in the calculation of capital, as capital is managed using a net debt position. These funds may be available and used to facilitate repayment of debt.
(3)The Company includes the principal portion of restricted cash on TransAlta OCP bonds as this cash is restricted specifically to repay outstanding debt.
(4)The Company includes the fair value of economic and designated hedging instruments on debt in an asset, or liability, position as a reduction, or increase, in the calculation of capital, as the carrying value of the related debt has either increased, or decreased, due to changes in foreign exchange rates.